Contract assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets
Contract assets

13.	Contract assets

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Contract assets	83,241	10,642

The contract assets mainly relate to the Company’s rights to consideration for work completed but not yet billed at reporting date for its monthly subscription. The contract assets are transferred to trade receivables when the rights become unconditional. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.

13.	Contract assets

	2024	2023
	S$	S$

Contract assets	10,642	11,931

The contract assets mainly relate to the Group’s rights to consideration for work completed but not yet billed at reporting date for its monthly subscription. The contract assets are transferred to trade receivables when the rights become unconditional. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.

Amount of revenue recognized during the year from performance obligations satisfied (or partially satisfied) in previous periods is S$10,642 (2023: S$11,931).

Details of impairment assessment of contract assets are set out in Note 21(a).

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)